Selected Statements of Operations Data	12 Months Ended
Dec. 31, 2023
Quarterly Financial Data [Abstract]
Selected Statements of Operations Data
Note 19 - Selected Statements of Operations Data

A.	Restructuring and related charges

During 2023, the Company approved a cost reduction and re-organization plan that included, among other things, downsizing the Company's number of employees in a certain territory (the "2023 Restructuring Plan"). The Company recorded contractual and termination severance pay and other related costs for the impacted employees.

The liabilities related to the 2023 Restructuring Plan as of December 31, 2023 amounted to $80 thousand.

The Company does not expect to incur additional costs related to the 2023 Restructuring Plan.

B.	Financial expenses and others, net

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Financial income:
Interest on deposits	93	107	160
Foreign currency translation differences and derivatives	3,296	3,054	571

	3,389	3,161	731
Financial expenses:
Bank charges and interest on loans	(7,538)	(5,016)	(4,650)
Foreign currency translation differences and derivatives	(4,049)	(4,451)	(4,449)
Others	(270)	-	(257)

	(11,857)	(9,467)	(9,356)

	(8,468)	(6,306)	(8,625)

C.	Net loss per share

The following table sets forth the computation of basic and diluted net earnings per share:

	Year ended December 31,
	2023	2022	2021
	$ thousands	$ thousands	$ thousands
Numerator:
Numerator for basic and diluted net income (loss) per share – income (loss) available to shareholders of Ordinary shares	6,220	(19,689)	(14,828)

Denominator:
Denominator for basic net income (loss) per share – adjusted weighted average number of Ordinary shares	84,617,774	84,132,982	83,414,831
Add - employee stock options and RSU	864,852	-	-

Denominator for diluted net income (loss) per share – adjusted weighted average number of Ordinary shares	85,482,626	84,132,982	83,414,831